Contract liabilities / Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Liabilities and Deferred Revenue

The amounts represent the unredeemed credits under the frequent flyer award programmes. Movement in the accounts is set out below:

RMB million
Deferred revenue:
Balance at December 31, 2017	3,351
Representing:
-Current	1,502
-Non-current	1,849

3,351
Impact on initial application of IFRS15
- Change in measurement of revenue under frequent flyer award programmes	(90)
-Change in presentation	(3,261)

Balance at January 1, 2018	—

Contract liabilities:
Balance at December 31, 2017	—
Impact on initial application of IFRS15	3,261

Balance at January 1, 2018	3,261
Addition as a result of increase of the unredeemed credits under the frequent flyer award programmes	2,161
Reduction as a result of revenue recognised during the year	(1,711)
Representing:
-Recognised as revenue from opening balance of contract liabilities	(1,461)
-Recognised as revenue from current year addition of contract liabilities	(250)

Balance at December 31, 2018	3,711

Representing:
-Current	1,693
-Non-current (Note 41)	2,018